SUBSEQUENT EVENTS (Details) (USD $)	9 Months Ended		12 Months Ended			1 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Feb. 19, 2013 President [Member]	Jan. 29, 2013 Senior Convertible Note Payable [Member] Rate
Subsequent Event [Line Items]
Debt instrument, face amount						$ 500,000
Number of shares called by warrants						40,710
Proceeds from issuance of senior convertible notes	500,000		500,000			500,000
Annual rate						18.00%
Maturity date, maximum						Jan. 28, 2016
Maturity date, minimum						Jan. 28, 2014
Conversion price						$ 0.6755
Weighted average closing price per share, percentage						110.00%
Weighted average closing price per share, measurement period						30 days
Exercise price						$ 0.6755
Annual base salary					$ 182,000